Offsets	Mar. 16, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	DarioHealth Corp
Form or Filing Type	S-3
File Number	333-260439
Initial Filing Date	Oct. 22, 2021
Fee Offset Claimed	$ 12,208.29
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	common stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 111,900,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this registration statement by $12,208.29 (calculated at the fee rate in effect at the date of the registrant's prior registration statement on Form S-3 (File No. 333-260439), or the Prior Registration Statement), which represents the portion of the registration fee previously paid with respect to $111,900,000 of unsold securities previously registered under the Prior Registration Statement, following the termination of the offering that included the unsold securities associated with the claimed offset under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	DarioHealth Corp
Form or Filing Type	S-3
File Number	333-260439
Filing Date	Oct. 22, 2021
Fee Paid with Fee Offset Source	$ 12,208.29